RELATED PARTIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restricted Stock [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	200,000
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Consummation Of Financing Minimum Amount	$ 6,000
Percentage of Cash Bonus	25.00%
Consulting Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Officers Compensation	50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	150,000
Consulting Agreement [Member] | Chief Scientific Officer [Member]
Related Party Transaction [Line Items]
Officers Compensation	100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	350,000
Consulting Agreement [Member] | Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Officers Compensation	180
Base Compensation	$ 120
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	50,000
Consulting Agreement [Member] | Restricted Stock [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	200,000
Consulting Agreement [Member] | Restricted Stock [Member] | Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	300,000